Investments in Non-Marketable Equity Securities (Details Textual) - USD ($) $ in Thousands	1 Months Ended							12 Months Ended
	Jan. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	May 31, 2015	May 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Security Owned Not Readily Marketable [Line Items]
Proceeds from Sale, Maturity and Collection of Investments								$ 32,000	$ 0	$ 1,682
Gains (losses) on sale of securities, net								23,226	10	1,993
Prepaid Expense and Other Assets, Current		$ 39,495		$ 17,195				39,495	17,195
Gain (Loss) on Sale of Other Investments								23,038	$ 0	1,682
L Company [Member]
Security Owned Not Readily Marketable [Line Items]
Proceeds from Sale, Maturity and Collection of Investments						$ 1,682	$ 14,743
Gains (losses) on sale of securities, net										$ 1,682
Total Proceeds From Sale, Maturity and Collection Of Investments							$ 16,425
Chi Lin Optoelectronics Co Ltd [Member]
Security Owned Not Readily Marketable [Line Items]
Proceeds From Capital Reduction Of Investments			$ 132	$ 137
Chi Lin Technology Co Ltd [Member]
Security Owned Not Readily Marketable [Line Items]
Proceeds From Capital Reduction Of Investments		26
Jetronics International Corp [Member]
Security Owned Not Readily Marketable [Line Items]
Proceeds From Capital Reduction Of Investments					$ 431
C Company [Member]
Security Owned Not Readily Marketable [Line Items]
Proceeds from Sale, Maturity and Collection of Investments		10,000
Total Proceeds From Sale, Maturity and Collection Of Investments		32,000
Prepaid Expense and Other Assets, Current		$ 22,000						22,000
Gain (Loss) on Sale of Other Investments								23,038
Withholding Tax Relating to Sale of Other Investments								$ 2,304
Proceeds from Remaining Balance of Sale of Long-term Investments	$ 22,000